Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
30    Subsequent events

On January 28, 2025, Philips announced that it has signed an agreement to sell its Emergency Care Business Unit, which is part of the Connected Care segment, to Bridgefield Capital. The transaction is subject to the satisfaction of certain closing conditions and receipt of regulatory approval, and is expected to be completed in the second half of 2025.